EXHIBIT 99.1

John Deere Owner Trust 2013

Statement to Noteholders

$262,000,000 Class A-1 0.25000% Asset Backed Notes due May 02, 2014

$250,000,000 Class A-2 0.41% Asset Backed Notes due September 15, 2015

$250,000,000 Class A-3 0.60% Asset Backed Notes due March 15, 2017

$89,426,000 Class A-4 0.77% Asset Backed Notes due July 15, 2019

$21,832,402 Asset Backed Certificates

Payment Date:				15-Oct-15

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$87,379,139.11
		(ii)	A-3 Note Pool Factor:	0.3495166

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$11,790,820.37
		per $1,000 original principal amount:		$47.16

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$11,790,820.37

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$43,689.57
			per $1,000 original principal amount:	$0.17

		(iv)	Class A-4 Notes:	$57,381.68
			per $1,000 original principal amount:	$0.64

		(v)	Total:	$101,071.25

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$198,473,663.50
		(ii)	at end of related Collection Period:	$186,529,670.82

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$198,637,541.09
		(ii)	at end of related Collection Period:	$186,846,720.72

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$206,514,423.89
		(ii)	at end of related Collection Period:	$193,983,706.63

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$75,588,318.74
		(ii)	A-3 Note Pool Factor:	0.3023533

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$165,394.72
	per $1,000 original principal amount:			$0.19
	(a)	Amount of Servicing Fee earned:		$165,394.72
	(b)	Amount of Servicing Fee paid:		$165,394.72
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,915,731.00
	(ii)	Specified Reserve Account Balance:		$10,915,731.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,293,448.08
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.23%

(10)	(i)	Aggregate amount of net losses for the collection period:		$9,600.70
	(ii)	Cumulative amount of net losses:		$839,528.48
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.09%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$32,419.04
		(ii)	% of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%